Shareholder Fees	Feb. 25, 2026 USD ($)
T. Rowe Price Capital Appreciation and Income Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Capital Appreciation and Income Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Capital Appreciation Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Capital Appreciation Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Capital Appreciation Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.